Basis of presentation - borrowing costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Borrowing Costs	€ 213	€ 155